Summary of Significant Accounting Policies (Detail Textuals) (Issuance of Equity)	Dec. 31, 2012
Issuance of Equity
Subsequent Event [Line Items]
Limited shares created (in shares)	400,000
Limited shares redeemed (in shares)	350,000
Limited shares outstanding (in shares)	16,500,000